Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2011
Restricted Equity Securities and Dividend Reinvestment Plan and Regulatory Matters and Restrictions on Dividends [Abstract]
Regulatory Matters and Restrictions on Dividends
(17)	Regulatory Matters and Restrictions on Dividends

The Company and Wilson Bank are subject to regulatory capital requirements administered by the Federal Deposit Insurance Corporation, the Federal Reserve and the Tennessee Department of Financial Institutions. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Wilson Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Wilson Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011 and 2010, that the Company and Wilson Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the FDIC categorized Wilson Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables. There are no conditions or events since the notification that management believes have changed the Wilson Bank’s category. The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2011 and 2010, are also presented in the table:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)

December 31, 2011
Total capital to risk weighted assets:
Consolidated	$166,534	14.0%	$95,162	8.0%	$118,953	10.0%
Wilson Bank	164,775	13.9	94,835	8.0	118,543	10.0

Tier 1 capital to risk weighted assets:
Consolidated	151,566	12.8	47,364	4.0	71,047	6.0
Wilson Bank	149,817	12.6	47,561	4.0	71,341	6.0

Tier 1 capital to average assets:
Consolidated	151,566	9.7	62,501	4.0	N/A	N/A
Wilson Bank	149,817	9.6	62,424	4.0	78,030	5.0
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)

December 31, 2010:
Total capital to risk weighted assets:
Consolidated	$157,373	13.2%	$95,378	8.0%	$119,222	10.0%
Wilson Bank	154,156	12.9	95,601	8.0	119,501	10.0

Tier 1 capital to risk weighted assets:
Consolidated	142,366	11.9	47,854	4.0	71,781	6.0
Wilson Bank	139,132	11.7	47,566	4.0	71,350	6.0

Tier 1 capital to average assets:
Consolidated	142,366	9.6	59,319	4.0	N/A	N/A
Wilson Bank	139,132	9.3	59,842	4.0	74,802	5.0